Prepaid Expenses	6 Months Ended
Jun. 30, 2023
Prepaid Expenses [Abstract]
Prepaid Expenses

4. Prepaid Expenses

Prepaid expenses consisted of the following:

	June 30, 2023	December 31, 2022
Prepaid material purchases	$4,847,080	$2,454,298
Prepaid insurance	919,870	2,392,978
Other prepayments	354,088	199,323
Total prepaid expenses	$6,121,038	$5,046,599